Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2019
Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2019
Document Effective Date	Nov. 01, 2019
Prospectus Date	Feb. 28, 2019
MainStay MacKay Tax Free Bond Fund | Class R6
Prospectus:
Trading Symbol	MTBDX
MainStay MacKay Tax Free Bond Fund | Class I
Prospectus:
Trading Symbol	MTBIX
MainStay MacKay Tax Free Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MKINX
MainStay MacKay Tax Free Bond Fund | Class C
Prospectus:
Trading Symbol	MTFCX
MainStay MacKay Tax Free Bond Fund | Class B
Prospectus:
Trading Symbol	MKTBX
MainStay MacKay Tax Free Bond Fund | Class A
Prospectus:
Trading Symbol	MTBAX